CASH AND RESTRICTED CASH (Tables)	12 Months Ended
Dec. 31, 2022
CASH AND RESTRICTED CASH
Schedule of reconciliation of cash and restricted cash in the consolidated balance sheets to the amounts in the consolidated statements of cash flows

	As of December 31,
	2021	2022

Cash	9,968,109	8,608,131
Restricted cash - current assets	2,014,304	158,075
Restricted cash - non-current assets	43,954	115,860

Total cash and restricted cash shown in the consolidated statements of cash flows	12,026,367	8,882,066